Consolidated statements of financial position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,483,259,000	$ 8,021,568,000
Investments carried under the equity method	260,031,000	294,581,000
Other accounts receivable	86,431,000	85,801,000
Derivative assets	89,806,000	10,807,000
Other financial assets	176,237,000	96,608,000
Deferred tax assets	149,656,000	172,268,000
Total non-current assets	8,069,183,000	8,585,025,000
Current assets
Inventories	34,511,000	29,694,000
Trade receivables	125,437,000	227,343,000
Credits and other receivables	74,897,000	79,800,000
Trade and other receivables	200,334,000	307,143,000
Other financial assets	195,893,000	207,379,000
Cash and cash equivalents	600,990,000	622,689,000
Total current assets	1,031,728,000	1,166,905,000
Total assets	9,100,911,000	9,751,930,000
Equity attributable to the Company
Share capital	11,605,513	11,240,297
Share premium	986,594,000	872,011,000
Capital reserves	814,951,000	1,020,027,000
Other reserves	345,567,000	171,272,000
Accumulated currency translation differences	(161,307,000)	(133,450,000)
Accumulated deficit	(397,540,000)	(398,701,000)
Non-controlling interest	189,176,000	206,206,000
Total equity	1,789,047,000	1,748,605,000
Non-current liabilities
Long-term corporate debt	1,000,503,000	995,190,000
Borrowings	3,322,115,000	3,407,956,000
Notes and bonds	904,403,000	979,718,000
Long-term project debt	4,226,518,000	4,387,674,000
Grants and other liabilities	1,252,513,000	1,263,744,000
Derivative liabilities	16,847,000	223,453,000
Deferred tax liabilities	296,481,000	308,859,000
Total non-current liabilities	6,792,862,000	7,178,920,000
Current liabilities
Short-term corporate debt	16,697,000	27,881,000
Borrowings	273,556,000	597,680,000
Notes and bonds	52,978,000	50,839,000
Short-term project debt	326,534,000	648,519,000
Trade payables and other current liabilities	140,230,000	113,907,000
Income and other tax payables	35,541,000	34,098,000
Total current liabilities	519,002,000	824,405,000
Total equity and liabilities	$ 9,100,911,000	$ 9,751,930,000